Share-based Compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	¥ 679,468	$ 98,825	¥ 90,296	¥ 76,684
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	9,289		0	14,484
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	109,124		23,210	62,200
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	¥ 561,055		¥ 67,086	¥ 0